GOODWILL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Apr. 01, 2013
Goodwill [Line Items]
Goodwill	$ 59,847	$ 59,918	$ 66,640	$ 39,751
Goodwill, Impairment Loss	0	1,855	$ 0
Carrying Value Of Reporting Unit	36,589	36,633
Concord Corporation Pte Ltd [Member]
Goodwill [Line Items]
Goodwill	25,111	25,141
Concord [Member]
Goodwill [Line Items]
Goodwill	$ 23,258	23,288
Goodwill, Impairment Loss		$ 1,855
Fair Value Inputs, Terminal Value Growth Rate	2.00%	2.00%
Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate	16.40%	16.90%
Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Fair Value Inputs, Discount Rate	13.50%	15.00%
Discount Rate [Member] | Concord [Member]
Goodwill [Line Items]
Percentage Of Goodwill Increase Decrease	1.00%
Discount Rate [Member] | Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 3,527
Discount Rate [Member] | Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 3,018
Terminal Value Growth Rate [Member] | Concord [Member]
Goodwill [Line Items]
Percentage Of Goodwill Increase Decrease	1.00%
Terminal Value Growth Rate [Member] | Maximum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 1,871
Terminal Value Growth Rate [Member] | Minimum [Member] | Concord [Member]
Goodwill [Line Items]
Goodwill, Period Increase (Decrease)	$ 1,611